NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (SCHEDULE OF MATURITIES OF LONG-TERM DEBT) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 79.2
2016	60.5
2017	4.3
2018	378.1
2019	0
Thereafter	275.0
Long-term Debt	$ 797.1